EMERGING MARKETS PORTFOLIO (Prospectus Summary): | EMERGING MARKETS PORTFOLIO
Morgan Stanley Institutional Fund, Inc.

Prospectus Supplement

March 1, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 1, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I and Class P shares of the Emerging Markets Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EMERGING MARKETS PORTFOLIO		CLASS I	CLASS P
Advisory Fee	[1]	1.19%	1.19%
Distribution and/or Service (12b-1) Fee		none	0.25%
Other Expenses	[1]	0.29%	0.29%
Total Annual Portfolio Operating Expenses	[1]	1.48%	1.73%
Fee Waiver and/or Expense Reimbursement	[1]	0.23%	0.23%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	1.50%
[1]	The Portfolio’s "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.25% for Class I and 1.50% for Class P. The fee waivers and/or expense reimbursement will continue for at least one year or until such time that the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example EMERGING MARKETS PORTFOLIO (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS I	127	397	686	1,511
CLASS P	153	474	818	1,791

Please retain this supplement for future reference.